Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VALIC Company I
International Equities Index Fund
(the “Fund”)
Supplement dated January 27, 2025 to the Fund’s Summary Prospectus and Prospectus,
each dated October 1, 2024, as supplemented to date
At a meeting held on January 22-23, 2025 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub‑Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Fund (the “Subadvisory Agreement”). BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
The Board has the authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. A notice will be sent to shareholders with information on how to access an Information Statement that will include information about BlackRock and its Subadvisory Agreement.
These changes are expected to become effective on or about April 28, 2025 (the “Effective Date”). On the Effective Date, the following changes to the Summary Prospectus and Prospectus will become effective:
The following is added as the last sentence of the first paragraph of the disclosure in the section of the Summary Prospectus entitled “Fund Summary: International Equities Index Fund – Principal Investment Strategies of the Fund”:
The subadviser may use derivatives to seek to track the performance of the Index, including futures and total return swaps.
In the section of the Prospectus entitled “Fund Summary: International Equities Index Fund – Principal Risks of Investing in the Fund,” the following risk factor entitled “Derivatives Risk” is added:
Derivatives Risk. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.
In the subsection entitled “Performance Information,” the second paragraph is deleted in its entirety and replaced with the following:
BlackRock Investment Management, LLC (“BlackRock”) assumed sub‑advisory responsibilities on April 28, 2025. Prior to this time, the Fund was sub‑advised by SunAmerica Asset Management, LLC.

International Equities Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VALIC Company I
International Equities Index Fund
(the “Fund”)
Supplement dated January 27, 2025 to the Fund’s Summary Prospectus and Prospectus,
each dated October 1, 2024, as supplemented to date
At a meeting held on January 22-23, 2025 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub‑Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Fund (the “Subadvisory Agreement”). BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
The Board has the authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. A notice will be sent to shareholders with information on how to access an Information Statement that will include information about BlackRock and its Subadvisory Agreement.
These changes are expected to become effective on or about April 28, 2025 (the “Effective Date”). On the Effective Date, the following changes to the Summary Prospectus and Prospectus will become effective:
The following is added as the last sentence of the first paragraph of the disclosure in the section of the Summary Prospectus entitled “Fund Summary: International Equities Index Fund – Principal Investment Strategies of the Fund”:
The subadviser may use derivatives to seek to track the performance of the Index, including futures and total return swaps.
In the section of the Prospectus entitled “Fund Summary: International Equities Index Fund – Principal Risks of Investing in the Fund,” the following risk factor entitled “Derivatives Risk” is added:
Derivatives Risk. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.
In the subsection entitled “Performance Information,” the second paragraph is deleted in its entirety and replaced with the following:
BlackRock Investment Management, LLC (“BlackRock”) assumed sub‑advisory responsibilities on April 28, 2025. Prior to this time, the Fund was sub‑advised by SunAmerica Asset Management, LLC.